Discontinued operations and assets classified as held for sale - Discontinued operations, net of income taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	€ (10)	[1]	€ 13	[1]	€ 2,711	[2]
Domestic Appliances [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	(2)		3		2,698
Other operations [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	(7)		10		13
Discontinued operations [member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations	€ (10)		€ 13		€ 2,711

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.